Retirement benefit plans - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS, Footnotes (Detail) - BTPS	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Minimum assumed real rate, percent lower until 31 March 2030	0.40%
Maximum assumed real rate, percent lower until 31 March 2023		0.10%
Maximum assumed real rate, percent higher until 31 March 2023			0.10%